Deferred Taxes - Schedule of Unrecognised Deferred Tax Asset Balance Roll Forward (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	€ 39,370	€ 39,286	€ 26,169
Temporary difference creation or reversal	(15,580)	(6,844)	6,537
Change in Tax-losses carried forward	44,011	6,775	6,580
Change in tax rate applicable	(113)	154
Closing balance	48,839	€ 39,370	€ 39,286
Belgium [member] | 34% > 25% [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in tax rate applicable	(14,896)
USA [member] | 35% > 23% [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in tax rate applicable	€ (3,953)